Inventories and Supplies	12 Months Ended
Dec. 31, 2021
Classes Of Inventories [Abstract]
Inventories and Supplies
18.	Inventories and Supplies

As at December 31, 2021 and 2020, this account consists of:

	2021	2020
	(in million pesos)
Commercial:
At net realizable value(1)	2,109	1,406
At cost	2,835	1,755
Network:
At net realizable value(1)	515	420
At cost	1,702	1,445
Others:
At net realizable value(1)	1,038	2,259
At cost	1,813	3,248
Total inventories and supplies at the lower of cost or net realizable value	3,662	4,085

(1)	Amounts are net of allowance for inventory obsolescence and write-downs.

The cost of inventories and supplies recognized as expense for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
	(in million pesos)
Cost of sales	7,375	8,882	9,528
Repairs and maintenance	850	613	823
Provisions (Note 5)	847	934	471
Selling and promotions	9	3	138
	9,081	10,432	10,960

Changes in the allowance for inventory obsolescence and write-down for the years ended December 31, 2021 and 2020 are as follows:

	2021	2020
	(in million pesos)
Balances at beginning of the year	2,363	2,303
Provisions (Note 5)	847	934
Translation revaluation	2	(1)
Reversals	(11)	(346)
Reclassification	(73)	(209)
Cost of sales	(440)	(262)
Write-off	—	(56)
Balances at end of the year	2,688	2,363